As filed with the Securities and Exchange             Registration No. 33-75988*
Commission on August 24, 1999                        Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 16 TO

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
        [X] on September 1, 1999 pursuant to paragraph (b) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-75972; 33-76024; and 33-89858.

                           VARIABLE ANNUITY ACCOUNT C

                              CROSS REFERENCE SHEET

                                                                          LOCATION - PROSPECTUS
                                                                  DATED MAY 3, 1999, AND AS AMENDED BY
                                                                     SUPPLEMENTS DATED JUNE 1, 1999
                                                                         AND SEPTEMBER 1, 1999
FORM N-4
ITEM NO.                   PART A (PROSPECTUS)
    1    Cover Page...........................................   Cover Page

    2    Definitions..........................................   Not Applicable

    3    Synopsis.............................................   Contract Overview; Fee Table, and as amended

    4    Condensed Financial Information......................   Condensed Financial Information; Appendix V -
                                                                 Condensed Financial Information

    5    General Description of Registrant, Depositor, and
         Portfolio Companies..................................   Other Topics - The Company; Variable Annuity
                                                                 Account C; Appendix IV -Description of
                                                                 Underlying Funds, and as amended

    6    Deductions and Expenses..............................   Fees, and as amended

    7    General Description of Variable Annuity Contracts....   Contract Overview; Other Topics

    8    Annuity Period.......................................   The Income Phase

    9    Death Benefit........................................   Death Benefit

   10    Purchases and Contract Value.........................   Purchase; Your Account Value

   11    Redemptions..........................................   Right to Cancel

   12    Taxes................................................   Taxation

   13    Legal Proceedings....................................   Other Topics - Legal Matters and Proceedings

   14    Table of Contents of the Statement of Additional
         Information..........................................   Contents of the Statement of Additional
                                                                 Information

FORM N-4      PART B (STATEMENT OF ADDITIONAL INFORMATION)         LOCATION - STATEMENT OF ADDITIONAL
ITEM NO.                                                                       INFORMATION
   15    Cover Page...........................................   Cover page

   16    Table of Contents....................................   Table of Contents

   17    General Information and History......................   General Information and History

   18    Services.............................................   General Information and History;
                                                                 Independent Auditors

   19    Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

   20    Underwriters.........................................   Offering and Purchase of Contracts

   21    Calculation of Performance Data......................   Performance Data; Average Annual Total
                                                                 Return Quotations

   22    Annuity Payments.....................................   Income Phase Payments

   23    Financial Statements.................................   Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information each dated May 3, 1999, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 16 by reference to Registrant's filing under Rule 497(c) filed on May 10, 1999 (File No. 33-75988), and by reference to Prospectus Supplement dated June 1, 1999, as filed under Rule 497(c) on June 3, 1999 (File No. 33-75988).

Two Supplements to the Prospectus dated September 1, 1999, are included in Part A of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT C

                    Aetna Life Insurance and Annuity Company

               Individual Deferred Variable Annuity Contracts for
                Individual Retirement Annuities (Section 408(b)),
Roth IRAs (Section 408A) and Simplified Employee Pension Plans (Section 408(k))


     Supplement dated September 1, 1999 to the Prospectus dated May 3, 1999



GENERAL DESCRIPTION OF GET G

Series G of the Aetna GET Fund (GET G) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET G. Aeltus Investment Management, Inc. serves as the investment adviser to GET G.

We will offer GET G shares only during its offering period, which is scheduled to run from September 15, 1999 through the close of business on December 14, 1999. GET G may not be available under your contract, your plan or in your state. Please read the GET G prospectus for a more complete description of GET G, including its charges and expenses.


INVESTMENT OBJECTIVE OF GET G

GET G seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET G's guarantee period runs from December 15, 1999 through December 14, 2004. During the offering period, all GET G assets will be invested in money market instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.


THE GET FUND GUARANTEE

The guarantee period for GET G will end on December 14, 2004, which is GET G's maturity date. The Company guarantees that the value of an accumulation unit of the GET G subaccount under the contract on the maturity date (as valued after the close of business on December 14, 2004), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET G subaccount to make up the difference. This means that if you remain invested in GET G until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET G as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET G subaccount. The value of dividends or distributions made by GET G during the guarantee period are not included in the guarantee, nor does the guarantee promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET G before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.


X.GETG75988-99                                             September 1999

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET G. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET G amounts. If you do not make a choice, on the maturity date we will transfer your GET G amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET G amounts to the fund or funds designated by the Company. We will make these transfers as of the unit value next determined after the transfer.

INCOME PHASE

GET G is not available during the income phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET G account value to another available investment option before you may elect an income phase payment option. As stated above, the Company's guarantee will not apply to amounts you withdraw or transfer before the maturity date.

REINVESTMENT

Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET G and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET G amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the "Fee Table" section contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

In addition to the amounts currently listed under the heading "Fee Table--Maximum Fees Deducted from the Subaccounts" in the prospectus, we will make a daily deduction of a GET G guarantee charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET G investment option:

 GET G Guarantee Charge (deducted daily during the guarantee period) ..... 0.50%
Maximum Total Separate Account Expenses .................................. 1.75%(1)

(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.


FEES DEDUCTED BY THE FUNDS

The following information supplements the "Fund Expense Table" contained in the prospectus:

Aetna GET Fund Series G Annual Expenses
(As a percentage of the average net assets)

                               Investment                             Total Fund Annual Expenses
                             Advisory Fees(2)   Other Expenses(3)  (after expense reimbursement)(4)
                             ----------------   ---------------    --------------------------------
Aetna GET Fund Series G          0.60%              0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET G prospectus.


-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET G and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET G's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET G's other expenses in order to ensure that GET G's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET G's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES -- AETNA GET FUND SERIES G

Account Fees Incurred Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET G investment option under the contract (until GET G's maturity date), assuming a 5% annual return on the investment.(5)

o  These examples are purely hypothetical.


o They should not be considered a representation of past or future expenses or expected returns.

o  Actual expenses and/or returns may be more or less than those shown below.


                                    Example A
                                    ---------
If you withdraw your entire account value at the end of the periods shown, you would pay the following expenses, including any charge assessed under early withdrawal charge Schedule A:

1 Year     3 Years     5 Years
------     -------     -------
$26        $81         $138



                                    Example B
                                    ---------
If you withdraw your entire account value at the end of the periods shown, you would pay the following expenses, including any charge assessed under early withdrawal charge Schedule B:

1 Year     3 Years     5 Years
------     -------     -------
$77        $134       $183

                                    Example C
                                    ---------
If you withdraw your entire account value at the end of the periods shown, you would pay the following expenses, including any charge assessed under early withdrawal charge Schedule C:

1 Year     3 Years     5 Years
------     -------     -------
$88        $124        $160



                                    Example D
                                    ---------
If you withdraw your entire account value at the end of the periods shown, you would pay the following expenses, including any charge assessed under early withdrawal charge Schedule D:


1 Year     3 Years     5 Years
------     -------     -------
$47        $81        $138

                                    Example E
                                    ---------
If you leave your entire account value invested or if you select an income phase payment option at the end of the periods shown, you would pay the following expenses, (no early withdrawal charge is assessed):





1 Year     3 Years     5 Years
------     -------     -------
$26        $81        $138

-----------------------
(5) The examples assume that a mortality and expense risk charge of 1.25% on an annual basis, a GET G guarantee charge of 0.50% on an annual basis, an annual maintenance fee of $25 converted to a percentage of assets equal to 0.090% and all charges and expenses of the GET G Fund are assessed. Each example reflects early withdrawal charges under the applicable early withdrawal charge schedule, as noted above. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix IV--Description of Underlying Funds" contained in the prospectus:


AETNA GET FUND (SERIES G)
INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from December 15, 1999, through December 14, 2004, the maturity date.


POLICIES

Prior to December 15, 1999, assets are invested entirely in money market instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS


The principal risks of investing in GET G are those generally attributable to stock and bond investing. The success of Series G's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series G invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series G assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series G would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series G assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series G's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.


Investment Adviser: Aeltus Investment Management, Inc.





X.GETG75988-99                                                  September 1999

                           VARIABLE ANNUITY ACCOUNT C

                    Aetna Life Insurance and Annuity Company

               Individual Deferred Variable Annuity Contracts for
                Individual Retirement Annuities (Section 408(b)),
Roth IRAs (Section 408A) and Simplified Employee Pension Plans (Section 408(k))

     Supplement dated September 1, 1999 to the Prospectus dated May 3, 1999

1. The following information supplements the "Fee Table" section contained on page 6 of the prospectus:

MAXIMUM TRANSACTION FEES

The following schedule is added to the Early Withdrawal Charge schedules contained in the prospectus:

                        Schedule D
-----------------------------------------------------------
Contract Years                      Early Withdrawal Charge
-----------------------------------------------------------
 Less than 1                                 3%
 1 or more but fewer than 2                  2%
 2 or more but fewer than 3                  1%
 3 or more                                   0%

2. "Example D" in the "Hypothetical Examples" on page 11 of the prospectus is renamed as "Example E" and a new "Example D" (based on new early withdrawal charge Schedule D) is added as follows:

HYPOTHETICAL EXAMPLES

Account Fees Incurred Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the account, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted total fund annual expenses, the maximum mortality and expense risk charge of 1.25% annually, and the maximum annual maintenance fee of $25 (converted to a percentage of assets equal to 0.090%). The total annual fund expenses used are those shown in the column "Total Annual Expenses without Waivers or Reductions" in the Fund Expense Table.

     These examples are purely hypothetical.


     They should not be considered a representation of past or future expenses or expected returns.

     Actual expenses and/or returns may be more or less than those shown below.


X.75988-99                                                 September 1999

                                                               EXAMPLE D

                                               If you withdraw your entire account value
                                               at the end of the periods shown, you
                                               would pay the following expenses,
                                               including any charge assessed under early
                                               withdrawal charge schedule D:

                                                1 Year     3 Years     5 Years     10 Years
                                                ------     -------     -------     --------
Aetna Ascent VP                                   $42        $ 65        $112        $242
Aetna Balanced VP, Inc.                           $40        $ 61        $104        $225
Aetna Bond VP                                     $39        $ 58        $100        $216
Aetna Crossroads VP                               $42        $ 65        $112        $242
Aetna Growth VP                                   $42        $ 65        $112        $242
Aetna Growth and Income VP                        $40        $ 60        $104        $224
Aetna High Yield VP                               $45        $ 75        $128        $273
Aetna Index Plus Large Cap VP                     $39        $ 56        $ 97        $211
Aetna Index Plus Mid Cap VP                       $43        $ 70        $120        $258
Aetna Index Plus Small Cap VP                     $44        $ 73        $126        $269
Aetna International VP                            $55        $105        $177        $369
Aetna Legacy VP                                   $42        $ 66        $113        $243
Aetna Money Market VP                             $38        $ 53        $ 91        $199
Aetna Real Estate Securities VP                   $49        $ 87        $149        $315
Aetna Small Company VP                            $43        $ 70        $119        $256
Aetna Value Opportunity VP                        $42        $ 65        $112        $241
AIM V.I. Capital Appreciation Fund                $41        $ 63        $108        $234
AIM V.I. Growth Fund                              $41        $ 65        $111        $239
AIM V.I. Growth and Income Fund                   $41        $ 62        $107        $232
AIM V.I. Value Fund                               $41        $ 63        $108        $233
Calvert Social Balanced Portfolio                 $43        $ 69        $119        $255
Fidelity VIP Equity-Income Portfolio              $40        $ 60        $104        $224
Fidelity VIP Growth Portfolio                     $41        $ 63        $109        $235
Fidelity VIP Overseas Portfolio                   $43        $ 70        $120        $258
Fidelity VIP II Contrafund Portfolio              $41        $ 64        $110        $237
Janus Aspen Aggressive Growth Portfolio           $42        $ 65        $112        $242
Janus Aspen Balanced Portfolio                    $42        $ 65        $112        $241
Janus Aspen Flexible Income Portfolio             $42        $ 65        $111        $240
Janus Aspen Growth Portfolio                      $42        $ 65        $112        $242
Janus Aspen Worldwide Growth Portfolio            $42        $ 65        $112        $241
Oppenheimer Global Securities Fund/VA             $42        $ 65        $112        $241
Oppenheimer Strategic Bond Fund/VA                $42        $ 67        $115        $247
Portfolio Partners MFS Emerging Equities
 Portfolio                                        $42        $ 67        $115        $248
Portfolio Partners MFS Research Growth
 Portfolio                                        $43        $ 69        $117        $252
Portfolio Partners MFS Value Equity Portfolio     $43        $ 70        $120        $257
Portfolio Partners Scudder International
 Growth Portfolio                                 $44        $ 73        $125        $268
Portfolio Partners T. Rowe Price Growth
 Equity Portfolio                                 $42        $ 65        $112        $242

3. The footnote at the end of the "Hypothetical Examples" at the bottom of page 11 of the prospectus is amended to read as follows:

* Example E will not apply during the income phase if you select a nonlifetime payment option with variable payments and you request a lump sum withdrawal within five years after you begin receiving payments (or within three years for 1992 contracts). In these circumstances, you would pay an early withdrawal charge, so either example A, B, C or D would apply.

4. The following information replaces the "Fees--Early Withdrawal Charge Schedules" contained on pages 16--17 of the prospectus:

EARLY WITHDRAWAL CHARGE SCHEDULES

(Your contract schedule page shows which of the following early withdrawal charge schedules applies to you.)

---------------------------------------------
                 Schedule A
---------------------------------------------
Contract Years        Early Withdrawal Charge
Fewer than 1                  1%
1 or more                     0%
---------------------------------------------


Schedule A applies to 1994 contracts issued on or before September 30, 1999, that were established with amounts that were transferred or rolled over from (1) the Company's MAP or ADAPTOR contracts (other than MAP contracts under Variable Annuity Account C), including amounts rolled over into a Roth IRA in connection with a conduit traditional IRA, (2) Aetna Life Insurance Company contracts and Company general account contracts issued in connection with Tax Code sections 401 and 403 qualified plans, or (3) previously issued 1992 contracts established with amounts transferred from certain contracts issued by the Company under certain pension or profit sharing retirement plans only where you were not subject to an early withdrawal charge (deferred sales charge) under the prior contract at the time of transfer. The early withdrawal charge is based on the number of completed contract years since the date of transfer or rollover of the initial payment to the new contract.


-----------------------------------------------------------
                        Schedule B
-----------------------------------------------------------
Contract Years                      Early Withdrawal Charge
Less than 5                                  5%
5 or more but fewer than 6                   4%
6 or more but fewer than 7                   3%
7 or more but fewer than 8                   2%
8 or more but fewer than 9                   1%
9 or more                                    0%
-----------------------------------------------------------

Schedule B applies to 1992 contracts established with amounts that were transferred from certain existing contracts, issued by the Company where the contract holder had been subject to an early withdrawal charge (deferred sales charge). The beginning early withdrawal charge is based on the number of completed contract years since the initial payment to the predecessor contract.

-----------------------------------------------------------
                        Schedule C
-----------------------------------------------------------
Contract Years                      Early Withdrawal Charge
Less than 2                                  6%
2 or more but fewer than 3                   5%
3 or more but fewer than 4                   4%
4 or more but fewer than 5                   3%
5 or more but fewer than 6                   2%
6 or more but fewer than 7                   1%
7 or more                                    0%
-----------------------------------------------------------

Schedule C applies to 1994 contracts issued on or before September 30, 1999 that are established with amounts that are transferred or rolled over from contracts issued by the Company in connection with Tax Code sections 401 and 403 qualified plans, (other than those contracts described above under Schedule
A). It also applies to rollovers from IRAs under Tax Code sections 408 and 408A. For these contracts, rather than assessing an early withdrawal charge on the predecessor contract, the early withdrawal charge is based on the number of completed contract years since the date of initial payment to the predecessor contract.

Schedule C also applies to all new purchases that are not connected with an internal transfer (e.g., external rollovers or contracts established with at least a $1,000 annual contribution), and to internal rollovers from certain variable life insurance contracts funding Tax Code section 401 qualified plans.

-----------------------------------------------------------
                        Schedule D
-----------------------------------------------------------
Contract Years                      Early Withdrawal Charge
Less than 1                                 3%
1 or more but fewer than 2                  2%
2 or more but fewer than 3                  1%
3 or more                                   0%
-----------------------------------------------------------


Schedule D applies to 1994 contracts issued after September 30, 1999, that are established with amounts that are transferred or rolled over from (1) the Company's MAP or ADAPTOR contracts, including amounts rolled over into a Roth IRA in connection with a conduit traditional IRA, (2) Aetna Life Insurance Company contracts and Company general account contracts issued in connection with Tax Code sections 401 and 403 qualified plans, or (3) contracts issued by or arrangements with the Company in connection with Tax Code sections 401 and 403 qualified plans. The early withdrawal charge is based on the number of completed contract years since the date of transfer or rollover of the initial payment to the new contract.


5. The following is added to the end of the "Mortality and Expense Risk Charge--Reduction" section on page 19 of the prospectus:

Additionally, we may reduce the mortality and expense risk charge if we anticipate savings on our administrative expenses for the sale based on consideration of one or more of the following factors:

o The size and type of group to whom the contract is offered

o The type and frequency of administrative and sales services provided

o The level of annual maintenance fees and early withdrawal charges

o The amount of the expected payments

We will not unfairly discriminate against any person if we reduce the mortality and expense risk charge. Any reduction of this fee will be done according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

X.75988-99                                                        September 1999

                           VARIABLE ANNUITY ACCOUNT C

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

         (1)    Incorporated by reference in Part A:
                Condensed Financial Information

         (2)    Incorporated by reference in Part B:

                  Financial Statements of Variable Annuity Account C:

                  - Statement of Assets and Liabilities as of December 31, 1998

                  - Statements of Operations and Changes in Net Assets for the
                    years ended December 31, 1998 and 1997

                  - Condensed Financial Information for the year ended December
                    31, 1998

                  - Notes to Financial Statements

                  - Independent Auditors' Report

                  Financial Statements of the Depositor:

                  - Independent Auditors' Report

                  - Consolidated Statements of Income for the years ended
                    December 31, 1998, 1997 and 1996

                  - Consolidated Balance Sheets as of December 31, 1998 and 1997

                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1998, 1997 and 1996

                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1998, 1997 and 1996

                  - Notes to Consolidated Financial Statements

     (b) Exhibits

         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)

         (2)    Not applicable

         (3.1)  Broker-Dealer Agreement(2)

         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)

         (4.1)  Variable Annuity Contracts (IRA-CDA-IC) and (IP-CDA-IB)(4)

         (4.2) Endorsements (EIRA-SDOIC-97) and (EIRA-SDOIC-97(NY)) to Variable Annuity Contract IRA-CDA-IC(5)

         (4.3) Endorsement (EIP-SDOIB-97) to Variable Annuity Contract IP-CDA-IB(5)

         (4.4)  Endorsement (EPIRA-GI-98) to Contract IRA-CDA-IC(6)

         (4.5)  Endorsement (EIGET-IC(R)) to Contracts IRA-CDA-IC and
                IP-CDA-IB(7)

         (4.6)  Endorsement (EGET-99) to Contracts IRA-CDA-IC and IP-CDA-IB(8)

         (4.7)  Contract Schedule (IROPIRA-99) to Contract IRA-CDA-IC

         (4.8)  Contract Schedule (IROIRA-99) to Contract IRA-CDA-IC

         (4.9)  Contract Schedule (IMSIRA-99) to Contract IRA-CDA-IC

         (5.1)  Variable Annuity Contract Application (304.00.1A)(9)

         (5.2)  Variable Annuity Contract Application (703.00.1A)(10)

         (5.3)  Variable Annuity Contract Application (75988-97)(11)

         (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(12)

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(13)

         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(14)

         (7)    Not applicable

         (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(15)

         (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(15)

         (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)

         (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(16)

         (8.5) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)

         (8.6) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(16)

         (8.7) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(17)

         (8.8) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(17)

         (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(14)

         (8.10) Fifth Amendment dated as of May 1, 1997 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996(18)

         (8.11) Sixth Amendment dated November 6, 1997 to the Fund Participation
                Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996 and May 1, 1997(19)

         (8.12) Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)

         (8.13) Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(14)

         (8.14) Fifth Amendment dated as of May 1, 1997 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996(18)

         (8.15) Sixth Amendment dated as of January 20, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(20)

         (8.16) Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)

         (8.17) Service Agreement between Aetna Life Insurance and Annuity
                Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(21)

         (8.18) Amendment dated January 1, 1997 to Service Agreement between
                Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(18)

         (8.19) Service Contract between Fidelity Distributors Corporation and
                Aetna Life Insurance and Annuity Company dated May 2, 1997(16)

         (8.20) Fund Participation Agreement among Janus Aspen Series and Aetna
                Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(22)

         (8.21) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(16)

         (8.22) Service Agreement between Janus Capital Corporation and Aetna
                Life Insurance and Annuity Company dated December 8, 1997(22)

         (8.23) Fund Participation Agreement dated March 11, 1997 between Aetna
                Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(23)

         (8.24) Service Agreement effective as of March 11, 1997 between
                Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(23)

         (9)    Opinion and Consent of Counsel

         (10)   Consent of Independent Auditors

         (11)   Not applicable

         (12)   Not applicable

         (13)   Schedule for Computation of Performance Data(10)

         (14)   Not applicable

         (15.1) Powers of Attorney(24)

         (15.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 15, 1996.

5. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.

6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75988), as filed on September 15, 1998.

7. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.

8. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

9. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement Form N-4 (File No. 33-75988), as filed on October 30, 1997.

10. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 18, 1997.

11. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 20, 1998.

12. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.

13. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

14. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.

15. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

16. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

17. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

18. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

19. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

20. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

21. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

22. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

23. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

24. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 25, 1999.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*           Positions and Offices with Depositor
-----------------           ------------------------------------
Thomas J. McInerney         Director and President

Shaun P. Mathews            Director and Senior Vice President

Catherine H. Smith          Director, Chief Financial Officer and Senior Vice
                            President

Deborah Koltenuk            Vice President, Corporate Controller, and Assistant
                            Treasurer

Therese M. Squillacote      Vice President and Chief Compliance Officer

Kirk P. Wickman             Senior Vice President, General Counsel and Corporate
                            Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 24 of Post-Effective Amendment No. 31 to Registration Statement on Form N-1A (File No. 33-41694), as filed on May 17, 1999.

Item 27. Number of Contract Owners

     As of June 30, 1999, there were 610,385 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b)  See Item 25 regarding the Depositor.

     (c)  Compensation as of December 31, 1998:

   (1)                     (2)                 (3)                  (4)                   (5)
Name of              Net Underwriting     Compensation on
Principal            Discounts and        Redemption or         Brokerage
Underwriter          Commissions          Annuitization         Commissions         Compensation*
-----------          -----------          -------------         -----------         -------------
Aetna Life Insurance                       $6,483,000                               $142,398,000
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services

     Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75988) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 24th day of August, 1999.

                          VARIABLE ANNUITY ACCOUNT C OF AETNA
                          LIFE INSURANCE AND ANNUITY COMPANY
                                     (Registrant)

                          By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                     (Depositor)

                          By:    Thomas J. McInerney*
                                 -----------------------
                                 Thomas J. McInerney
                                 President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                              Date
---------                              -----                              ----
Thomas J. McInerney*      Director and President                      )
------------------------  (principal executive officer)               )
Thomas J. McInerney                                                   )
                                                                      )
                                                                      )
Shaun P. Mathews*         Director                                    )   August
------------------------                                              )
Shaun P. Mathews                                                      )   24th, 1999
                                                                      )
                                                                      )
Catherine H. Smith*       Director and Chief Financial Officer        )
------------------------                                              )
Catherine H. Smith                                                    )
                                                                      )
                                                                      )
Deborah Koltenuk*         Vice President, Corporate Controller, and   )
------------------------  Assistant Treasurer                         )
Deborah Koltenuk                                                      )

By:       /s/  J. Neil McMurdie
          ------------------------
          J. Neil McMurdie
         *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  Exhibit Index

Exhibit No.   Exhibit

99-B.4.7      Contract Schedule (IROPIRA-99) to Contract IRA-CDA-IC  __________

99-B.4.8      Contract Schedule (IROIRA-99) to Contract IRA-CDA-IC   __________

99-B.4.9      Contract Schedule (IMSIRA-99) to Contract IRA-CDA-IC   __________

99-B.9        Opinion and Consent of Counsel                         __________

99-B.10       Consent of Independent Auditors                        __________